UNITED STATES	OMB APPROVAL
SECURITIES AND EXCHANGE COMMISSION	OMB Number: 3235-0058 Expires: August 31, 2015 Estimated average burden hours per response 2.50
Washington, D.C. 20549

FORM 12b-25

NOTIFICATION OF LATE FILING

(Check One): ☐ Form 10-K ☐ Form 20-F ☐ Form 11-K
☒ Form 10-Q ☐ Form N-SAR ☐ Form N-CSR

For Period Ended: June 30, 2014

☐ Transition Report on Form 10-K	SEC File No.
☐ Transition Report on Form 20-F	33-46104-FW
☐ Transition Report on Form 11-K
☐ Transition Report on Form 10-Q	CUSIP NO.
☐ Transition Report on Form N-SAR	883906406

For the Transition Period Ended: _________________________________

Read Instruction (on back page) Before Preparing Form. Please Print or Type
Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:

PART I

REGISTRANT INFORMATION

ThermoEnergy Corporation

Full Name of Registrant

N/A

Former Name if Applicable

10 New Bond Street

Address of Principal Executive Office (Street and Number)

Worcester, Massachusetts 01606

City, state and zip code

PART II

RULES 12b-25(b) AND (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate)

(a)	The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;
☐	(b)	The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F,
Form 11-K, Form N-SAR, or Form N-CSR or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q, or portion thereof, will be filed on or before the fifth calendar day following the prescribed due date; and
(c)	The accountant’s statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

PART III

NARRATIVE

State below in reasonable detail why Forms 10-K, 20-F, 11-K, 10-Q, N-SAR, N-CSR, or the transition report or portion thereof, could not be filed within the prescribed time period.

Our Quarterly Report on Form 10-Q for the period ended June 30, 2014 could not be filed within the prescribed time period because, as a cost containment measure, we reduced our staffing to essential operating employees on or about May 30, 2014 and, as a result, we do not have sufficient staff resources to prepare and review the financial statements required to be included in our Form 10-Q. We do not know when we will be able to file our Form 10-Q and do not anticipate filing in a timely manner any subsequent periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 for the foreseeable future.

Cautionary Note Regarding Forward Looking Statements

Statements made in this Form 12b-25, as well as statements made by us in periodic filings with governmental entities, press releases and other public communications, that reflect management's current assumptions and estimates of future performance may contain forward-looking statements to future events or future financial performance that involves risks and uncertainties. These statements are made pursuant to the safe harbor provisions of Section 21E of the Securities Exchange Act of 1934. These statements are only predictions and actual results could differ materially from those anticipated in these statements based upon a number of factors including those uncertainties and risk factors detailed from time to time in reports filed by us with the Securities and Exchange Commission, including our most recent reports on Forms 10-K and 10-Q.

PART IV

OTHER INFORMATION

(1)	Name and telephone number of person to contact in regard to this notification

Gregory Landegger	(508) 854-1628
(Name)	(Area Code) (Telephone Number)

(2)	Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If answer is no, identify report(s).
☒ Yes ☐ No

(3)	Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?
☒ Yes ☐ No

If so: attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

We anticipate that our net income for the three months and six months ended June 30, 2014 will be significantly less than our net income for the corresponding periods for 2013 due primarily to our recognition in the three months ended June 30, 2013 of a gain of approximately $4.9 million on contract termination.

THERMOENERGY CORPORATION

(Name of Registrant as Specified in Charter)

Has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.

Date: August 19, 2014	By:	/s/ Gregory Landegger
Gregory Landegger
Chief Operating Officer and
Interim Chief Financial Officer

ATTENTION

Intentional misstatements or omissions of fact constitute Federal criminal violations (see 18 U.S.C. 1001).